Revenues - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Revenues	[1]	$ 309	$ 391
Product [Member]
Revenues	[1]	188	174
Service [Member]
Revenues	[1]	$ 121	$ 217

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)